Long-Term Loans, Net Of Current Maturities (Summary Of Maturities Of Long-Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans Payable, Noncurrent [Abstract]
2017 - current maturities	$ 17,972
2018	236,302
2019	15,875
2020	156,643
Long-term Debt, total	$ 426,792	$ 578,029